SHAREHOLDER’S DEFICIT	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
SHAREHOLDER’S DEFICIT

NOTE 7: SHAREHOLDER’S DEFICIT

Preferred Shares — The Company is authorized to issue 5,000,000 preferred shares, $0.0001 par value, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2025 and December 31, 2024, there were no preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares with $0.0001 par value. As of March 31, 2025 and December 31, 2024, an aggregate of 2,875,000 Founder Shares were issued to the sponsor for an aggregate purchase price of $25,000 (which was received on January 22, 2025), or approximately $0.009 per share. Of the 2,875,000 ordinary shares outstanding, an aggregate of up to 375,000 of such ordinary shares are subject to forfeiture to the Company by the sponsor for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial shareholders will collectively own approximately 25% of the Company’s issued and outstanding ordinary shares after the Proposed Public Offering (assuming they do not purchase any Units in the Proposed Public Offering and excluding the ordinary shares underlying the Private Placement Units). Upon incorporation on January 30, 2024, the Company issued one share (the “Initial Share”) with a par value of $0.01 to Mourant Nominees (Cayman) Limited, which was transferred to the sponsor on February 9, 2024. On March 28, 2025, the Initial Share was sub-divided into 100 shares with a par value of $0.0001 and cancelled upon the issuance of the Founder Shares. All share amounts presented give retroactive effect from inception to the cancellation of the Initial Share and issuance of the Founder Shares.

Rights

Except in cases where we are not the surviving company in an initial business combination, each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of our initial business combination. In the event we will not be the surviving company upon completion of our initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of an ordinary share of the new entity underlying each right upon consummation of the initial business combination. We will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise determined by the board of directors as provided by Cayman Islands laws. As a result, you must hold rights in multiples of ten in order to receive shares for all of your rights upon closing of an initial business combination. If we are unable to complete an initial business combination within the required time period and we redeem the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.

The Company assessed the Public Rights, Private Placement Rights and Working Capital Rights to determine whether they should be classified as equity or liability instruments. This assessment was based on an evaluation of the specific terms of each instrument and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instrument is freestanding financial instruments pursuant to ASC 480 meets the definition of a liability pursuant to ASC 480, and whether the instrument meets all of the requirements for equity classification under ASC 815, including whether the instrument is indexed to the Company’s own common stock, among other conditions for equity classification. Pursuant to such evaluation, the Public Rights, Private Placement Rights and Working Capital Rights will be classified in shareholder’s deficit.

NOTE 7: SHAREHOLDER’S DEFICIT

Preferred Shares — The Company is authorized to issue 5,000,000 preferred shares, $0.0001 par value, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2024, there were no preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares with $0.0001 par value. As of December 31, 2024, an aggregate of 2,875,000 Founder Shares were issued to the sponsor for an aggregate purchase price of $25,000 (which was received on January 22, 2025), or approximately $0.009 per share. Of the 2,875,000 ordinary shares outstanding, an aggregate of up to 375,000 of such ordinary shares are subject to forfeiture to the Company by the sponsor for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial shareholders will collectively own approximately 25% of the Company’s issued and outstanding ordinary shares after the Proposed Public Offering (assuming they do not purchase any Units in the Proposed Public Offering and excluding the ordinary shares underlying the Private Placement Units). Upon incorporation on January 30, 2024, the Company issued one share (the “Initial Share”) with a par value of $0.01 to Mourant Nominees (Cayman) Limited, which was transferred to the sponsor on February 9, 2024. On March 28, 2025, the Initial Share was sub-divided into 100 shares with a par value of $0.0001 and cancelled upon the issuance of the Founder Shares. All share amounts presented give retroactive effect from inception to the cancellation of the Initial Share and issuance of the Founder Shares.

Rights

Except in cases where we are not the surviving company in an initial business combination, each holder of a right will automatically receive one-tenth (1/10) of one ordinary share upon consummation of our initial business combination. In the event we will not be the surviving company upon completion of our initial business combination, each holder of a right will be required to affirmatively convert his, her or its rights in order to receive the one-tenth (1/10) of an ordinary share of the new entity underlying each right upon consummation of the initial business combination. We will not issue fractional shares in connection with an exchange of rights. Fractional shares will either be rounded down to the nearest whole share or otherwise determined by the board of directors as provided by Cayman Islands laws. As a result, you must hold rights in multiples of ten in order to receive shares for all of your rights upon closing of an initial business combination. If we are unable to complete an initial business combination within the required time period and we redeem the public shares for the funds held in the trust account, holders of rights will not receive any of such funds for their rights and the rights will expire worthless.

The Company assessed the Public Rights, Private Placement Rights and Working Capital Rights to determine whether they should be classified as equity or liability instruments. This assessment was based on an evaluation of the specific terms of each instrument and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the instrument is freestanding financial instruments pursuant to ASC 480 meets the definition of a liability pursuant to ASC 480, and whether the instrument meets all of the requirements for equity classification under ASC 815, including whether the instrument is indexed to the Company’s own common stock, among other conditions for equity classification. Pursuant to such evaluation, the Public Rights, Private Placement Rights and Working Capital Rights will be classified in shareholder’s deficit.